Preston  Gates  Ellis  LLP

December 13, 2004

Securities and Exchange Commission
450 Fifth Street N.W.
Washington, DC 20549

Re:	Cornerstone Realty Fund, Inc.
Registration Statement on Form S-11

Ladies and Gentlemen:

     On behalf of Cornerstone Realty Fund, Inc., a Maryland corporation (the “Company”), enclosed for filing via EDGAR is the Company’s Registration Statement on Form S-11, with exhibits, for the sale of the Company’s common stock, $0.001 par value per share.

     The shares will be sold on a best-efforts basis and the offering will be managed by Pacific Cornerstone Capital, Inc., as the dealer-manager. The shares being registered include shares that may be issued pursuant to the Company’s dividend reinvestment plan and shares that the Company intends to issue as a special one-time stock dividend to early investors in the offering. The Company does not intend to print or distribute preliminary prospectuses.

     Please direct all questions and comments concerning the filing to the undersigned at (949) 623-3536.

Very truly yours,

/s/ Karen N. Winnett
Karen N. Winnett

cc: Terry G. Roussel

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